Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies [Abstract]
Schedule of Property and Equipment Estimated Useful Life
	Estimated useful lives	Residual rate
Servers and network equipment	5 years	5%
Computer equipment	5 years	5%
Furniture, fittings and office equipment	5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	shorter of lease term or 3 years	—

Analysis of Different Types of Revenues
Revenue from continuing operations	Years ended December 31,
(In thousands)	2016	2017	2018
Subscription revenue	90,163	84,956	81,877
Advertising revenue	16,874	22,484	27,781
Product revenue (note a)	4,543	32,894	54,604
Live streaming revenue	2,401	17,977	31,031
Other internet value-added services (note b)	27,004	43,600	36,839
Total	140,985	201,911	232,132

Note a:	Product revenue mainly comprises sales of OneThing Cloud devices.

Note b:	Other internet value-added services mainly comprise provision of technical services, CDN services and traffic referral programs.

Schedule of Balances of Registered Capital, Additional Paid-in-Capital and Statutory Reserves
(In thousands)	December 31, 2017	December 31, 2018
Paid-in capital	137,194	139,140
Additional paid-in capital	161	161
Statutory reserves	5,132	5,132
Total	142,487	144,433